Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Schedule of trade and other payables

This caption is made up as follows:

	2017	2016
	S/(000)	S/(000)

Trade payables	76,478	64,098
Dividends payable, note 16(g)	29,725	5,070
Interests payable	17,280	17,892
Remuneration payable	14,920	14,108
Taxes and contributions	10,904	15,003
Hedge finance cost payable	10,505	11,073
Board of Directors’ fees	5,773	5,406
Advances from customers	4,276	1,181
Guarantee deposits	2,481	2,302
Account payable to related party, note 25	516	—
Other accounts payable	5,137	6,640

	177,995	142,773